Business Combination - 2014 Acquisitions, Consideration (Details) ¥ / shares in Units, ¥ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2015 CNY (¥) item	Jan. 31, 2014 CNY (¥) item	Dec. 31, 2015 CNY (¥) item ¥ / shares shares	Dec. 31, 2014 CNY (¥) item ¥ / shares shares
2014 Acquisitions of Network Partners
Business Combination
Number of network partners acquired | item		8		8
Cash | ¥		¥ 64,490		¥ 64,490
2015 Acquisitions of Network Partners
Business Combination
Number of network partners acquired | item	16		16
Cash | ¥	¥ 57,673		¥ 57,673
ZTO Express | 2014 Acquisitions of Network Partners | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares				202,800,000
Share price (in dollars per share) | ¥ / shares				¥ 11.73
ZTO Express | 2015 Acquisitions of Network Partners | Ordinary shares
Business Combination
Ordinary shares issued as part of consideration (in shares) | shares			26,336,657
Share price (in dollars per share) | ¥ / shares			¥ 48.64